PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 21,258,314	R$ 20,661,870
Additions		R$ 2,037,779	246,517	R$ 104,840
Period over which management has projected cash flows		10 years
Explanation of period over which management has projected cash flows		the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.
Term of supply contract		20 years
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 126,522	109,265
Rumo [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 41,304	R$ 86,614
Weighted average interest rate used to capitalize borrowing costs		12.30%	13.25%
Compass Gás e Energia [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 98,214	R$ 62,365
Weighted average interest rate used to capitalize borrowing costs		8.87%	6.27%
Additions	R$ 1,510,810
Compass Gás e Energia [member] | Contract assets
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 82,441	R$ 70,884
Weighted average interest rate used to capitalize borrowing costs		12.70%	12.06%
Comgas [member]
Disclosure of detailed information about intangible assets [line items]
Estimated investments to be made for sub-concession contracts		R$ 20,000,000
Obligations of estimated investments for sub-concession contracts		R$ 3,000,000
Term of cycle to define efficient business plan		5 years
Sulgás [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 973	R$ 217
Weighted average interest rate used to capitalize borrowing costs		5.81%	4.10%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to future cash flows		11.80%	10.10%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to future cash flows		12.40%	24.80%
Investment Properties [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal		11.12%	11.20%
Investment Properties [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal		11.20%	13.75%